Retirement benefit obligations - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended											48 Months Ended	49 Months Ended
	Dec. 31, 2032	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2030	Dec. 31, 2024	Jun. 30, 2023	Jan. 28, 2022	Jan. 28, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Retirement benefit assets					£ 3,624	£ 3,823	[1]	£ 4,531	[1]
Retirement benefit obligations					£ 136	£ 126	[1]	230	[1]
Actuarial assumption of retirement age					60 years
Contributions to defined benefit schemes				£ 100
Gap between RPI and CPI (in basis points)													1.30%
Actuarial assumption of life expectancy after retirement					60 years
Illustrative current age of prospective retirees					45 years
Period between illustrative current age of prospective retirees to actuarial assumed retirement age					15 years
Actuarial assumption of mortality rate - sensitivity of mortality experience						25.00%
Three most significant schemes, percentage of total defined benefit obligations (in percent)					90.00%
Share of scheme assets held to generate long term returns (in percentage)					50.00%
Share of scheme assets invested in bonds, fixed interest gilts, index linked gilts and interest rate and inflation swaps					50.00%
Asset-liability matching strategy, liability sensitivity to interest rate movements (in percent)					117.00%
Asset-liability matching strategy, liability sensitivity to inflation movements (in percent)					125.00%
Derivative financial instruments					£ 22,356	£ 24,753	[1]	22,051	[1]
Hedged percent of exposure to increases in life expectancy (in percent)					30.00%
On valuation date | Men
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of life expectancy after retirement					26 years 8 months 12 days	26 years 8 months 12 days
On valuation date | Women
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of life expectancy after retirement					28 years 8 months 12 days	28 years 9 months 18 days
Healthcare premiums
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of reasonably possible increase in actuarial assumption (in percent)					10.00%	6.74%
Longevity insurance arrangement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit plan estimated amount of plan participants future benefits covered by insurance contracts issued by employer or related parties															£ 5,500	£ 10,000
Forecast
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Gap between RPI and CPI (in basis points)	0.10%	1.10%	1.20%									1.00%
The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)					94.00%	94.00%
The group's three main schemes | Swap contract
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Derivative financial instruments					£ (160)
The group's three main schemes | Minimum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age					55 years
The group's three main schemes | Minimum | Contractual right to retire earlier
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age					50 years
Aggregated measurement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit in plan					£ 250									£ 800
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)					(3,532)	£ (3,732)
Retirement benefit assets					3,624	3,823
Retirement benefit obligations					92	91
Defined benefit pension schemes | LLoyds Bank Pension Scheme No 1 and No 2 | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)					(6,200)
Defined benefit pension schemes | HBOs final salary pension scheme | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)					(4,100)
Guaranteed minimum pension benefits
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)										£ 33	£ 108
Defined contribution pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined contribution pension schemes					£ 434	£ 330		£ 302

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.